Schedule of Assets (Details) - EBP 025	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Assets
EIN	38-0549190
Plan number	025
Current Value	$ 174,534,898
Minimum
Schedule of Assets
Participant notes, interest rate	3.25%
Maximum
Schedule of Assets
Participant notes, interest rate	8.50%